Regulatory matters	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Regulatory matters
Regulatory matters
The Company’s regulated utility operating companies are subject to regulation by the public utility commissions of the states in which they operate. The respective public utility commissions have jurisdiction with respect to rate, service, accounting policies, issuance of securities, acquisitions and other matters. These utilities operate under cost-of-service regulation as administered by these state authorities. The Company’s regulated utility operating companies are accounted for under the principles of ASC 980. Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenue or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate setting process.
On January 1, 2017, the Company completed the acquisition of Empire, an operating public utility engaged in the generation, purchase, transmission, distribution and sale of electricity in parts of Missouri, Kansas, Oklahoma and Arkansas. Empire also provides regulated water utility distribution services to three towns in Missouri. The Empire District Gas Company, a wholly owned subsidiary, is engaged in the distribution of natural gas in Missouri. These businesses are subject to regulation by the Missouri Public Service Commission, the State Corporation Commission of the State of Kansas, the Corporation Commission of Oklahoma, the Arkansas Public Service Commission and the Federal Energy Regulatory Commission. In general, the commissions set rates at a level that allows the utilities to collect total revenues or revenue requirements equal to the cost of providing service, plus an appropriate return on invested capital.

7.	Regulatory matters (continued)
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period. The following regulatory proceedings were recently completed:

Utility	State	Regulatory Proceeding Type	Annual Revenue Increase $'000	Effective Date
Empire Electric System	Missouri	Tax Reform docket	$(17,837)	Prospective decrease in annual revenue effective August 30, 2018 due to the reduction of the U.S. federal corporate income tax rate.
EnergyNorth Gas System	New Hampshire	General Rate Review	$10,711
Effective May 1, 2018. The regulator also approved a one-time recoupment of $1,326 for the difference between the final rates and temporary rates granted on July 1, 2017. In November 2018, EnergyNorth received an order for rehearing clarifying the implementation of the decoupling mechanism that was approved and resolving the impacts of tax reform through the rehearing. The net result was a one-time decrease to the recoupment of $280.

Missouri Gas System	Missouri	General Rate Review	$4,600	Effective July 1, 2018
Peach State Gas System	Georgia	GRAM	$2,367	Effective February 1, 2019
New England Natural Gas System	Massachusetts	Gas System Enhancement Plan	$3,676	Effective May 1, 2018
New England Gas System	Massachusetts	GRC	$8,300	$7,800 effective March 1, 2016 $500 effective March 1, 2017
Calpeco Electric System	California	Post-Test Year Adjustment Mechanism	$2,175	January 1, 2018
Midstates Gas System	Illinois	GRC	$2,200	June 7, 2017
Various	Various	Various	$3,048	Other rate reviews closed: Missouri Water ($1,015), and Litchfield Park Water & Sewer ($617), Park Water 2018 increase ($1,531), Georgia 2018 Gas Rate Adjustment Mechanism (-$115)

7.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	2018	2017
Regulatory assets
Environmental remediation (a)	$82,295	$82,711
Pension and post-employment benefits (b)	125,959	105,712
Debt premium (c)	48,847	57,406
Fuel and commodity costs adjustments (d)	26,310	34,525
Rate adjustment mechanism (e)	36,484	35,813
Clean Energy and other customer programs (f)	22,269	20,582
Deferred construction costs (g)	13,986	14,344
Asset retirement (h)	21,048	16,080
Income taxes (i)	34,822	36,546
Rate review costs (j)	7,990	9,295
Other	30,464	28,512
Total regulatory assets	$450,474	$441,526
Less: current regulatory assets	(59,037)	(66,567)
Non-current regulatory assets	$391,437	$374,959

Regulatory liabilities
Income taxes (i)	$323,384	$321,138
Cost of removal (k)	193,564	184,188
Rate base offset (l)	10,900	13,214
Fuel and commodity costs adjustments (d)	23,517	23,543
Deferred compensation received in relation to lost production (m)	6,897	9,398
Deferred construction costs - fuel related (g)	7,258	7,418
Pension and post-employment benefits (b)	877	10,082
Other	12,195	7,143
Total regulatory liabilities	$578,592	$576,124
Less: current regulatory liabilities	(39,005)	(37,687)
Non-current regulatory liabilities	$539,587	$538,437

(a)	Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 12(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.

(b)	Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. The balance is recovered through rates over the future service years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation Non-retirement Post-employment Benefits and ASC 715 Compensation Retirement Benefits before the transfer to regulatory asset occurred. The annual movements in AOCI for Empire's pension and OPEB plans (note 10(a)) are also reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery. Finally, the regulators have also approved tracking accounts for a number of the utilities. The amounts recorded in these accounts occur when actual expenses differs from those adopted and recovery or refunds are expected to occur in future periods.

7.	Regulatory matters (continued)

(c)	Debt premium
Debt premium on acquired debt is recovered as a component of the weighted average cost of debt.

(d)	Fuel and commodity costs adjustments
The revenue from the utilities includes a component which is designed to recover the cost of electricity and natural gas through rates charged to customers. To the extent actual costs of power or natural gas purchased differ from power or natural gas costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of electricity and natural gas in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 23(b)(i)) are recoverable through the commodity costs adjustment.

(e)	Rate adjustment mechanism
Revenue for Calpeco Electric System, Park Water System, Peach State Gas System, New England Gas System, Midstates Natural Gas system, EnergyNorth Natural Gas System, and Granite State Electric System are subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but to be collected over a period not exceeding 24 months are accrued upon approval of the Final Order.

(f)	Clean Energy and other customer programs
The regulatory asset for Clean Energy and customer programs includes initiatives related to solar rebate applications processed and resulting rebate-related costs. The amount also includes other energy efficiency programs.

(g)	Deferred construction costs
Deferred construction costs reflect deferred construction costs and fuel related costs of specific generating facilities of Empire. These amounts are being recovered over the life of the plants.

(h)	Asset retirement
The costs of retirement of assets are expected to be recovered through rates as well as the on-going liability accretion and asset depreciation expense.

(i)	Income taxes
The income taxes regulatory assets and liabilities represent income taxes recoverable through future revenues required to fund flow-through deferred income tax liabilities and amounts owed to customers for deferred taxes collected at a higher rate than the current statutory rates.
On June 1, 2018, the State of Missouri enacted legislation that, effective for tax years beginning on or after January 1, 2020, reduces the corporate income tax rate from 6.25% to 4%, among other legislative changes. A reduction of regulatory asset and an increase to regulatory liability was recorded for excess deferred taxes probable of being refunded to customers of $15,586.
The Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. Among other provisions, the Act reduces the corporate income tax rate from 35% to 21%. A reduction of regulatory asset and an increase to regulatory liability was recorded in 2017 for excess deferred taxes probable of being refunded to customers of $327,947.

7.	Regulatory matters (continued)

(i)	Income taxes (continued)
As a result of the Tax Act enacted in 2017, regulators in the states where Liberty Utilities Group operates are contemplating the ratemaking implications of the reduction of federal tax rates from the legacy 35% tax rate and the new 21% federal statutory income tax rate effective January 2018. The Company is working with the regulators to identify the most appropriate way in each jurisdiction to address the impact of the Tax Act on cost of service based rates. As at December 31, 2018, the impact on regulated liability on account of ordered or probable orders related to the Tax Act was immaterial.

(j)	Rate review costs
The costs to file, prosecute and defend rate review applications are referred to as rate review costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(k)	Cost of removal
The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(l)	Rate base offset
The regulators imposed a rate base offset that will reduce the revenue requirement at future rate proceedings. The rate base offset declines on a straight-line basis over a period of 10-16 years.

(m)	Deferred compensation received in relation to lost production
The regulatory liability for deferred compensation received from lost production represents Empire's refund from Southwest Power Administration for lost revenues at one of its generating facilities. These costs are being amortized over the period approved by state regulators.
As recovery of regulatory assets is subject to regulatory approval, if there were any changes in regulatory positions that indicate recovery is not probable, the related cost would be charged to earnings in the period of such determination. The Company generally earns carrying charges on the regulatory balances related to commodity cost adjustment, retroactive rate adjustments and rate review costs.